Segment Reporting (Details) - Schedule of net sales and property and equipment - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Net sales:
Net sales	$ 2,079,699	$ 1,422,154
Property and equipment, net of accumulated depreciation
Property and equipment, net of accumulated depreciation	897,735	979,297
Assets:
Total assets	9,456,377	12,739,660
Corporate [Member]
Assets:
Total assets	1,745,731	4,750,937
Pocono Pharmaceuticals [Member]
Assets:
Total assets	5,400,814	5,639,178
4P Therapeutics [Member]
Assets:
Total assets	2,309,832	2,349,548
United States [Member]
Net sales:
Net sales	2,079,699	1,335,554
Property and equipment, net of accumulated depreciation
Property and equipment, net of accumulated depreciation	897,735	979,297
Outside the United States [Member]
Net sales:
Net sales		86,600
Property and equipment, net of accumulated depreciation
Property and equipment, net of accumulated depreciation